Restatement of Previously Issued Financial Statements - Schedule of Restatement of Balance Sheet (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Mar. 25, 2021	Dec. 31, 2020	Aug. 07, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		$ 0.0001
BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value	$ 0.0001		$ 0.0001
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	0.001		0.001		$ 0.001
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	0.0001		0.0001
Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	0.001		0.001		$ 0.001
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	$ 0.0001		0.0001
As Previously Reported | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value			0.0001	$ 0.0001
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			0.0001	0.0001
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			0.0001	0.0001
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value			0.0001
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			0.0001	0.0001
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			0.0001	0.0001
As Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value			0.0001
As Restated | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value			0.0001
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			0.0001	0.0001
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001